Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Common share cash dividends declared (in dollars per share)	$ 1.76	$ 1.76	$ 1.76
Common share cash dividends paid (in dollars per share)	$ 1.76	$ 1.76	$ 1.76